Summary of Significant Accounting Policies - Summary of Valuation Models Used to Calculate Fair Value of Warrant Securities and FPAs (Details) - Warrant Securities and FPAs	3 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Measurement Input, Implied Volatility
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	0.19	0.22
Measurement Input, Risk-free Interest Rate
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	0.0104
Measurement Input, Risk-free Interest Rate | Minimum [Member]
Significant Accounting Policies [Line Items]
Derivative liability, measurement input		0.0010
Measurement Input, Risk-free Interest Rate | Maximum
Significant Accounting Policies [Line Items]
Derivative liability, measurement input		0.0043
Measurement Input, Instrument Exercise price for One Class A ordinary Share
Significant Accounting Policies [Line Items]
Derivative liability, measurement input	11.50	11.50
Measurement Input, Expected Term
Significant Accounting Policies [Line Items]
Derivative liability, measurement input term	5 years 6 months	5 years 6 months